Scudder Kemper Investments, Inc.
                                              Two International Place
                                              Boston, MA  02110
                                              December 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Kemper High Yield Fund II, a series of Kemper Income Trust (the "Fund") (Reg. No. 811-08983) Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment filed electronically on November 30, 1998.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.

                                                    Very truly yours,


                                                    Kemper Income Trust


                                           By:      /s/Caroline Pearson
                                                    -------------------
                                                    Caroline Pearson
                                                    Assistant Secretary